Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
[custom:EffectiveIncomeTaxRateReconciliationExpectedIncomeTaxRecoveryRate]	21.00%	21.00%
Net operating loss carryforward	$ 78,484,610	$ 37,379,170
Operating loss carryforward, description	Net operating loss carryforwards of $16,503,566 generated before 2018 expire between 2031 and 2037. The losses generated in 2018 and later tax years do not expire.
Income tax expense benefit		$ (1,538,590)